Income Taxes - Additional Information (Detail)			12 Months Ended			6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 USA AUD	Jun. 30, 2013 Australia AUD	Dec. 31, 2012 Australia AUD	Jun. 30, 2013 Legend International Holdings Inc AUD	Dec. 31, 2012 Legend International Holdings Inc AUD
Operating Loss Carryforwards [Line Items]
Tax payments from transactions						618,000
Operating loss carryforwards, which are subject to limitations			14,500,000
Operating loss carryforwards, which are subject to limitations, expiration period			Years 2024 through 2031
Net operating loss carryforwards, that do not have a definite expiration date				15,900,000	16,900,000
Current tax liability	$ 674,000	650,000					650,000